Lease - Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule ofSchedule of Remaining Contractual Maturities of Operating Lease Liabilities [Abstract]
Total future lease payments	RM 120,679	$ 29,564
Less: imputed interest	(9,316)	(2,282)
Present value of lease obligation	RM 111,363	$ 27,281	RM 117,329